Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting. The financial statements of the ESIP are presented on the accrual basis of accounting.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition. Investments, with the exception of the Chevron Stable Value Separate Account (Putnam), are reported at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the core and supplemental options are valued on each business day on which the New York Stock Exchange is open for trading to reflect contributions, distributions, income, expenses, gains and losses. The difference between cost and market value represents unrealized appreciation or depreciation as of the reporting date. The valuation of the underlying securities in Fidelity Brokerage Link are determined by Fidelity Brokerage Service daily. The Putnam account is at contract value. Contract value is the relevant measure for the Plan’s fully benefit-responsive investment contracts, because contract value is the amount participants generally receive when executing transactions under the terms of the contract and plan provisions.

Net appreciation (depreciation) in fair value of investments includes realized gains (losses) and unrealized appreciation (depreciation).

Realized gains (losses) on investments are based on sales proceeds less average cost. Sales and purchases between participants are included in realized gains (losses). Security purchases and sales are recorded as of the trade date for such transactions.

Dividend income earned on investments held and interest income earned on funds pending investment are recorded on an accrual basis.

Notes Receivable from Participants	Notes Receivable from Participants. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are reclassified as distributions based upon the terms of the Plan rules.
Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.